Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party costs and expenses	$ 728,757	$ 417,094
Jason Drummond [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	589,368	334,868
Julian Parge [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	103,170	82,226
Steven Plumb [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	$ 36,219	$ 0